Note 9 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases, one year	$ 98,338
Operating leases, two years	84,051
Operating leases, three years	66,455
Operating leases, four years	49,455
Operating leases, five years	39,717
Operating leases, thereafter	116,528
Operating leases	454,544
Present value of operating lease liabilities	407,485	$ 377,561
Difference between undiscounted cash flows and discounted cash flows, operating lease	47,059
Finance leases, one year	710
Finance leases, two years	481
Finance leases, three years	198
Finance leases, four years	102
Finance leases, five years	0
Finance leases, thereafter	0
Finance leases	1,491
Finance leases maturing at various dates through 2026	1,480	$ 810
Difference between undiscounted cash flows and discounted cash flows, finance lease	$ 11